                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-00005

                        LORD ABBETT AFFILIATED FUND, INC.
               (Exact name of registrant as specified in charter)


                     90 HUDSON STREET, JERSEY CITY, NJ 07302
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
                     90 HUDSON STREET, JERSEY CITY, NJ 07302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

                         Date of fiscal year end: 10/31

                       Date of reporting period: 4/30/2003

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

                                                        2003 SEMI-ANNUAL REPORT

  LORD ABBETT
  AFFILIATED FUND

  FOR THE SIX MONTHS ENDED APRIL 30, 2003

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT AFFILIATED FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Affiliated Fund's strategies and performance for the period ended April 30, 2003. On this and the following page, we discuss the factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)
War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose in the last six months, reaching 6.0% by April. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing real spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

FUND REVIEW
For the six months ended April 30, 2003, Lord Abbett Affiliated Fund returned 6.0%(2), outperforming the S&P 500 Index(3), which returned 4.5% over the same period. Standardized Average Annual Total Returns(4) for 1-, 5- and 10 years are -29.85%, -1.50%, and 8.54% respectively as of March 31, 2003.

    During the period, the Fund gained from stock selection in the consumer discretionary sector. Specifically, stocks in the retail sector performed well, as consumer spending forecasts began to increase with the conclusion of the war in Iraq. With geopolitical concerns waning and a subsequent drop in oil prices, higher consumer disposable income has provided retail firms with stronger profit outlooks. In addition, stock selection in the consumer staples sector added to Fund

(Unaudited)
--------------------------------------------------------------------------------

returns, as Fund holdings continued to report solid profits and strong earnings visibility.

    Stock selection in the healthcare sector detracted from relative performance, largely due to the Fund's positions in the pharmaceutical industry, as some announced a drop in fourth-quarter earnings and a cut in 2003 profit forecasts - citing a faster-than-expected decline in sales. In addition, stock selection in the information technology sector hurt relative performance.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of April 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six months ended April 30, 2003.
(3) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

                                                                        VALUE
INVESTMENTS                                              SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS 90.26%

AIRLINES 2.09%
AMR Corp.*^                                             8,214,657     $   36,884
Delta Air Lines, Inc.^                                  7,497,625         95,895
Southwest Airlines Co.^                                 6,837,365        109,124
                                                                      ----------
TOTAL                                                                    241,903
                                                                      ----------

BANKS 9.70%
Bank of New York Co., Inc.                              4,023,565        106,423
Bank One Corp.                                          3,223,860        116,220
FleetBoston Financial Corp.                             5,965,030        158,193
Mellon Financial Corp.                                  9,718,185        257,046
U.S. Bancorp                                            3,853,600         85,357
Wachovia Corp.                                          5,474,115        209,166
Wells Fargo & Co.                                       3,915,305        188,953
                                                                      ----------
TOTAL                                                                  1,121,358
                                                                      ----------

BEVERAGES 0.90%
PepsiCo, Inc.                                           2,415,475        104,542
                                                                      ----------

CHEMICALS 5.01%
Dow Chemical Co.                                        1,063,600         34,716
E.I. du Pont de Nemours & Co.                           4,469,800        190,101
Monsanto Co.                                            2,931,509         51,008
Potash Corp. of Saskatchewan, Inc.(a)                     744,475         45,822
Praxair, Inc.                                           2,691,600        156,328
Rohm & Haas Co.                                         3,074,970        101,812
                                                                      ----------
TOTAL                                                                    579,787
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES 0.83%
Waste Management, Inc.                                  4,405,470         95,687
                                                                      ----------

COMMUNICATIONS EQUIPMENT 1.44%
Corning, Inc.*^                                         5,920,000     $   32,086
Lucent Technologies, Inc.*                              9,388,900         16,900
Motorola, Inc.                                         14,875,545        117,666
                                                                      ----------
TOTAL                                                                    166,652
                                                                      ----------

COMPUTERS & PERIPHERALS 3.54%
Apple Computer, Inc.*                                  15,949,495        226,483
EMC Corp.*                                             20,160,925        183,263
                                                                      ----------
TOTAL                                                                    409,746
                                                                      ----------

DIVERSIFIED FINANCIALS 7.40%
Citigroup, Inc.                                         8,208,900        322,200
J.P. Morgan Chase & Co.^                                7,422,015        217,836
MBNA Corp.                                              5,304,325        100,252
Merrill Lynch & Co., Inc.                               3,834,865        157,421
The Goldman Sachs Group, Inc.                             773,600         58,716
                                                                      ----------
TOTAL                                                                    856,425
                                                                      ----------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.11%
BellSouth Corp.                                         2,669,300         68,040
Qwest Communications Int'l., Inc.*                      5,978,175         22,538
SBC Communications, Inc.                                4,425,700        103,384
Verizon Communications, Inc.                            4,429,500        165,575
                                                                      ----------
TOTAL                                                                    359,537
                                                                      ----------

ELECTRIC UTILITIES 1.54%
Progress Energy, Inc.                                   2,955,975        123,501
Public Service Enterprise Group, Inc.                   1,429,000         54,973
                                                                      ----------
TOTAL                                                                    178,474
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2003

                                                                        VALUE
INVESTMENTS                                              SHARES         (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.59%
Emerson Electric Co.                                    1,348,300     $   68,359
                                                                      ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.70%
Agilent Technologies, Inc.*^                            3,729,480         59,746
Solectron Corp.*                                        6,843,690         21,832
                                                                      ----------
TOTAL                                                                     81,578
                                                                      ----------

ENERGY EQUIPMENT & SERVICES 2.32%
Baker Hughes, Inc.                                      4,943,930        138,430
Schlumberger Ltd.                                       3,099,550        129,964
                                                                      ----------
TOTAL                                                                    268,394
                                                                      ----------

FOOD & DRUG RETAILING 0.17%
Safeway, Inc.*                                          1,210,100         20,112
                                                                      ----------

FOOD PRODUCTS 1.19%
Archer-Daniels-Midland Co.                              5,741,000         63,610
Kellogg Co.                                             2,262,150         74,063
                                                                      ----------
TOTAL                                                                    137,673
                                                                      ----------

HEALTHCARE EQUIPMENT & SUPPLIES 0.14%
Baxter Int'l., Inc.                                       682,600         15,700
                                                                      ----------

HEALTHCARE PROVIDERS & SERVICES 0.24%
McKesson Corp.                                            981,600         27,229
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE 0.99%
Carnival Corp.^                                         4,133,500        114,043
                                                                      ----------

HOUSEHOLD DURABLES 0.38%
Newell Rubbermaid, Inc.                                 1,433,400         43,690
                                                                      ----------

INDUSTRIAL CONGLOMERATES 1.39%
3M Co.                                                    411,700         51,891
Tyco Int'l., Ltd.(a)                                    6,993,860     $  109,104
                                                                      ----------
TOTAL                                                                    160,995
                                                                      ----------

INSURANCE 2.10%
American Int'l. Group, Inc.                             4,183,900        242,457
                                                                      ----------

MACHINERY 6.49%
Caterpillar, Inc.                                       1,814,900         95,464
Deere & Co.                                             6,882,300        303,028
Dover Corp.                                             2,209,500         63,501
Eaton Corp.                                               700,400         57,482
Illinois Tool Works, Inc.                               2,375,810        152,004
Parker - Hannifin Corp.                                 1,932,260         78,604
                                                                      ----------
TOTAL                                                                    750,083
                                                                      ----------

MEDIA 8.31%
Clear Channel Communications, Inc.*                     4,583,710        179,269
Comcast Corp. Class A*                                  5,060,478        152,118
Gannett Co., Inc.                                       1,026,700         77,742
The Walt Disney Co.                                    14,678,620        273,903
Tribune Co.                                             2,596,600        127,181
Viacom, Inc.*                                           3,481,200        151,119
                                                                      ----------
TOTAL                                                                    961,332
                                                                      ----------

METALS & MINING 2.81%
Alcoa, Inc.                                             9,533,360        218,600
Newmont Mining Corp.^                                   3,955,875        106,888
                                                                      ----------
TOTAL                                                                    325,488
                                                                      ----------

MULTI-LINE RETAIL 2.52%
Nordstrom, Inc.                                           419,930          7,277
Target Corp.^                                           8,510,825        284,602
                                                                      ----------
TOTAL                                                                    291,879
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2003

                                                                       VALUE
INVESTMENTS                                              SHARES        (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER 0.23%
Duke Energy Corp.                                       1,544,100   $     27,161
                                                                    ------------

OFFICE ELECTRONICS 2.21%
Xerox Corp.*^                                          25,900,435        255,378
                                                                    ------------

OIL & GAS 3.30%
Exxon Mobil Corp.                                      10,833,600        381,343
                                                                    ------------

PAPER & FOREST PRODUCTS 3.11%
Bowater, Inc.^                                          2,052,715         79,912
International Paper Co.                                 6,105,875        218,285
Weyerhaeuser Co.                                        1,228,300         60,911
                                                                    ------------
TOTAL                                                                    359,108
                                                                    ------------

PERSONAL PRODUCTS 1.58%
Gillette Co.                                            5,989,525        182,381
                                                                    ------------

PHARMACEUTICALS 4.00%
Abbott Laboratories                                     1,227,800         49,885
Bristol-Myers Squibb Co.                                1,554,535         39,703
Merck & Co., Inc.                                       1,019,525         59,316
Schering-Plough Corp.                                   9,431,240        170,705
Wyeth                                                   3,280,120        142,784
                                                                    ------------
TOTAL                                                                    462,393
                                                                    ------------

REAL ESTATE 0.13%
Plum Creek Timber Co., Inc.                               628,000         14,607
                                                                    ------------

ROAD & RAIL 2.26%
Canadian National Railway Co.(a)                          866,300         42,128
CSX Corp.                                               4,451,675        142,365
Union Pacific Corp.                                     1,292,120         76,907
                                                                    ------------
TOTAL                                                                    261,400
                                                                    ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.26%
Teradyne, Inc.*^                                        6,640,225   $     77,027
Texas Instruments, Inc.                                 3,721,100         68,803
                                                                    ------------
TOTAL                                                                    145,830
                                                                    ------------

SOFTWARE 0.94%
BMC Software, Inc.*                                     5,281,980         78,807
PeopleSoft, Inc.*                                       1,985,117         29,836
                                                                    ------------
TOTAL                                                                    108,643
                                                                    ------------

SPECIALTY RETAIL 3.65%
Limited Brands, Inc.                                   11,283,360        164,060
RadioShack Corp.^                                         988,155         23,429
Staples, Inc.*^                                         6,412,255        122,090
The Gap, Inc.^                                          6,739,580        112,079
                                                                    ------------
TOTAL                                                                    421,658
                                                                    ------------

TEXTILES & APPAREL 1.69%
NIKE, Inc. Class B^                                     3,651,075        195,442
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $10,980,032,474)                                              10,438,467
                                                                    ============

CONVERTIBLE PREFERRED SECURITIES 1.76%

AUTOMOBILES 0.61%
Ford Motor Co. Cap Tr 6.50%
  1/15/2032^                                            1,600,000         70,192
                                                                    ------------

BIOTECHNOLOGY 0.52%
Baxter Int'l., Inc. 7.00%
  2/16/06                                               1,350,000         59,576
                                                                    ------------

COMMUNICATIONS EQUIPMENT 0.13%
Motorola, Inc. 7.00%
  11/16/2004^                                             525,000         15,230
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2003

                                                                        VALUE
INVESTMENTS                                              SHARES         (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER 0.39%
Duke Energy Corp. 8.00%
  11/16/2004^                                           3,200,000   $     45,120
                                                                    ------------

OFFICE ELECTRONICS 0.11%
Xerox Corp. 7.50%
  11/27/2021+                                             200,000         13,275
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED SECURITIES
  (Cost $263,782,760)                                                    203,393
                                                                    ============

                                                        PRINCIPAL
                                                           AMOUNT
INVESTMENTS                                                 (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS 1.07%

INDUSTRIAL CONGLOMERATES 0.90%
Tyco Int'l., Ltd. zero coupon due
  11/17/2020(a)                                        $  137,000        103,777
                                                                    ------------

SPECIALTY RETAIL 0.17%
The Gap, Inc. 5.75%
  due 3/15/2009                                            15,000         19,725
                                                                    ------------
TOTAL CONVERTIBLE BONDS
  (Cost $115,596,974)                                                    123,502
                                                                    ============

SHORT-TERM INVESTMENTS 10.43%

COLLATERAL FOR SECURITIES ON LOAN 4.04%
State Street Navigator Securities Lending Prime
  Portfolio, 1.23%(b)                                     467,768        467,768
                                                                    ------------

REPURCHASE AGREEMENT 6.39%
Repurchase Agreement dated 4/30/2003 1.27% due
  5/1/2003 from State Street Bank collateralized by
  $366,555,000, of Federal Home Loan Bank from 1.45%
  to 3.375% due from 5/14/2004 to 4/15/2005 and
  $380,280,000 of Federal National Mortgage
  Association at 1.875% due 2/15/2005; value
  $753,698,472; proceeds $738,894,179                  $  738,868   $    738,868
                                                                    ============
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,206,635,779)                                                1,206,636
                                                                    ============
TOTAL INVESTMENTS 103.52%
  (Cost $12,566,047,987)                                            $ 11,971,998
                                                                    ============

   *  Non-Income Producing Securities.
   +  Restricted security under Rule 144A.
   ^  Security (or a portion of security) on loan.
 (a)  Foreign security denominated in U.S. dollars.
 (b)  Rate shown reflects 7 day yield as of April 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2003

ASSETS:
   Investment in securities, at cost                                $   12,566,047,987
--------------------------------------------------------------------------------------
   Investment in securities, at value                               $   11,971,998,433
   Receivables:
     Interest and dividends                                                 21,627,526
     Investment securities sold                                            790,707,850
     Capital shares sold                                                    27,172,149
     From Lord, Abbett & Co. LLC                                                 6,352
   Prepaid expenses and other assets                                           795,279
--------------------------------------------------------------------------------------
   TOTAL ASSETS                                                         12,812,307,589
--------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                               467,767,666
   Payables:
     Investment securities purchased                                       751,639,856
     Capital shares reacquired                                              10,220,544
     Management fees                                                         2,979,858
     12b-1 distribution fees                                                 7,985,035
     Administration fees                                                       274,701
     Directors' fees                                                         3,739,510
     To affiliate                                                               73,285
   Dividends payable                                                               231
   Accrued expenses and other liabilities                                    2,847,390
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     1,247,528,076
======================================================================================
NET ASSETS                                                          $   11,564,779,513
======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   12,229,279,868
Distributions in excess of net investment income                           (25,909,608)
Accumulated net realized loss on investments                               (44,541,193)
Net unrealized depreciation on investments                                (594,049,554)
--------------------------------------------------------------------------------------
NET ASSETS                                                          $   11,564,779,513
======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $    9,263,926,214
Class B Shares                                                      $    1,003,311,351
Class C Shares                                                      $      786,399,604
Class P Shares                                                      $      111,209,888
Class Y Shares                                                      $      399,932,456

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                             847,350,142
Class B Shares                                                              91,558,033
Class C Shares                                                              71,875,420
Class P Shares                                                              10,186,023
Class Y Shares                                                              36,511,583

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $            10.93
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                      $            11.60
Class B Shares-Net asset value                                      $            10.96
Class C Shares-Net asset value                                      $            10.94
Class P Shares-Net asset value                                      $            10.92
Class Y Shares-Net asset value                                      $            10.95
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2003

INVESTMENT INCOME:
Dividends                                                           $      112,939,826
Interest                                                                     3,937,565
Securities lending                                                             816,150
Foreign withholding tax                                                       (125,585)
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    117,567,956
--------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                             16,674,257
12b-1 distribution plan-Class A                                             15,770,405
12b-1 distribution plan-Class B                                              4,695,910
12b-1 distribution plan-Class C                                              3,586,326
12b-1 distribution plan-Class P                                                209,187
Shareholder servicing                                                        6,978,449
Market data                                                                     30,767
Professional                                                                    89,297
Reports to shareholders                                                        522,352
Fund accounting                                                                  7,644
Fund administration                                                          1,432,378
Custody                                                                        174,657
Directors' fees                                                                170,705
Registration                                                                   148,903
Subsidy (see Note 3)                                                           109,042
Other                                                                        1,113,567
--------------------------------------------------------------------------------------
Gross expenses                                                              51,713,846
   Expense reductions                                                          (79,624)
--------------------------------------------------------------------------------------
NET EXPENSES                                                                51,634,222
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       65,933,734
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                                           (10,784,301)
Net change in unrealized appreciation/depreciation on investments          599,009,221
======================================================================================
NET REALIZED AND UNREALIZED GAIN                                           588,224,920
======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $      654,158,654
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS
                                                                            ENDED            YEAR ENDED
                                                                   APRIL 30, 2003           OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                                     (UNAUDITED)                  2002
OPERATIONS:
Net investment income                                          $       65,933,734    $      119,578,358
Net realized gain (loss) on investments                               (10,784,301)          465,882,951
Net change in unrealized appreciation/depreciation
   on investments                                                     599,009,221        (2,217,715,302)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    654,158,654        (1,632,253,993)
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (82,655,083)         (168,890,477)
   Class B                                                             (5,160,916)          (10,458,785)
   Class C                                                             (3,937,946)           (8,005,155)
   Class P                                                               (794,041)           (1,002,793)
   Class Y                                                             (3,525,797)           (5,456,350)
Net realized gain
   Class A                                                           (333,958,830)         (406,110,996)
   Class B                                                            (35,469,866)          (39,603,851)
   Class C                                                            (26,650,898)          (24,602,506)
   Class P                                                             (3,226,274)           (1,607,853)
   Class Y                                                            (10,642,638)          (10,005,542)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (506,022,289)         (675,744,308)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   1,082,659,839         2,952,418,751
Reinvestment of distributions                                         409,048,152           551,494,792
Cost of shares reacquired                                            (797,173,415)       (1,547,922,375)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            694,534,576         1,955,991,168
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                 842,670,941          (352,007,133)
=======================================================================================================
NET ASSETS
Beginning of period                                                10,722,108,572        11,074,115,705
-------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $   11,564,779,513    $   10,722,108,572
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                       $      (25,909,608)   $        4,230,441
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
                                        (UNAUDITED)            2002           2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $          10.80     $     13.04    $     16.47    $     16.22    $     14.56    $     14.84
                                      ================     ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income                            .07(a)          .14(a)         .19(a)         .24(a)         .21(a)         .24
  Net realized and
    unrealized gain (loss)                         .57           (1.59)         (1.99)          2.01           2.64           1.14
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                                   .64           (1.45)         (1.80)          2.25           2.85           1.38
                                      ----------------     -----------    -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income                           (.10)           (.22)          (.24)          (.24)          (.24)          (.27)
  Net realized gain                               (.41)           (.57)         (1.39)         (1.76)          (.95)         (1.39)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total distributions                           (.51)           (.79)         (1.63)         (2.00)         (1.19)         (1.66)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $          10.93     $     10.80    $     13.04    $     16.47    $     16.22    $     14.56
                                      ================     ===========    ===========    ===========    ===========    ===========

Total Return(b)                                   6.04%(d)      (12.21)%       (11.98)%        15.12%         20.69%         10.27%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .44%(d)         .85%           .79%           .79%           .74%           .63%
  Expenses, excluding expense
    reductions                                     .44%(d)         .85%           .80%           .80%           .74%           .63%
  Net investment income                            .64%(d)        1.08%          1.28%          1.62%          1.36%          1.64%

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)           2002           2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $      9,263,926     $ 8,744,220    $ 9,363,248    $10,309,845    $ 9,307,645    $ 8,051,342
  Portfolio turnover rate                        21.20%          59.88%         77.18%         52.27%         62.30%         56.49%
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
                                        (UNAUDITED)            2002           2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $          10.81     $     13.06    $     16.49    $     16.23    $     14.56    $     14.84
                                      ================     ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income                            .03(a)          .06(a)         .09(a)         .14(a)         .10(a)         .14
  Net realized and
    unrealized gain (loss)                         .59           (1.61)         (1.99)          2.02           2.65           1.12
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                                   .62           (1.55)         (1.90)          2.16           2.75           1.26
                                      ----------------     -----------    -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income                           (.06)           (.13)          (.14)          (.14)          (.13)          (.15)
  Net realized gain                               (.41)           (.57)         (1.39)         (1.76)          (.95)         (1.39)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total distributions                           (.47)           (.70)         (1.53)         (1.90)         (1.08)         (1.54)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $          10.96     $     10.81    $     13.06    $     16.49    $     16.23    $     14.56
                                      ================     ===========    ===========    ===========    ===========    ===========

Total Return(b)                                   5.80%(d)      (12.85)%       (12.53)%        14.42%         19.87%          9.41%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .76%(d)        1.47%          1.42%          1.44%          1.43%          1.38%
  Expenses, excluding expense
    reductions                                     .76%(d)        1.47%          1.43%          1.45%          1.43%          1.38%
  Net investment income                            .32%(d)         .46%           .62%           .94%           .66%           .87%

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)           2002           2001           2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $      1,003,311     $   928,421    $   904,004    $   713,161    $   524,974    $   315,695
  Portfolio turnover rate                        21.20%          59.88%         77.18%         52.27%         62.30%         56.49%
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
                                        (UNAUDITED)            2002           2001           2000           1999           1998
PER SHARE OPERATING PERFORMANCE
 (CLASS C SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $          10.80     $     13.02    $     16.49    $     16.23    $     14.56    $     14.84
                                      ================     ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income                            .03(a)          .08(a)         .05(a)         .14(a)         .10(a)         .14
  Net realized and
    unrealized gain (loss)                         .58           (1.59)         (1.99)          2.02           2.65           1.12
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                                   .61           (1.51)         (1.94)          2.16           2.75           1.26
                                      ----------------     -----------    -----------    -----------    -----------    -----------
Distributions to shareholders from:
  Net investment income                           (.06)           (.14)          (.14)          (.14)          (.13)          (.15)
  Net realized gain                               (.41)           (.57)         (1.39)         (1.76)          (.95)         (1.39)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
    Total distributions                           (.47)           (.71)         (1.53)         (1.90)         (1.08)         (1.54)
                                      ----------------     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $          10.94     $     10.80    $     13.02    $     16.49    $     16.23    $     14.56
                                      ================     ===========    ===========    ===========    ===========    ===========

Total Return(b)                                   5.72%(d)      (12.59)%       (12.79)%        14.48%         19.80%          9.41%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .76%(d)        1.32%          1.70%          1.44%          1.43%          1.40%
  Expenses, excluding expense
    reductions                                     .76%(d)        1.32%          1.71%          1.45%          1.43%          1.40%
  Net investment income                            .32%(d)         .61%           .32%           .93%           .66%           .85%

                                      SIX MONTHS ENDED                                YEAR ENDED 10/31
                                          4/30/03          ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                      (UNAUDITED)           2002           2001           2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $        786,400     $   692,976    $   555,759    $   331,910    $   197,440    $   120,453
  Portfolio turnover rate                        21.20%          59.88%         77.18%         52.27%         62.30%         56.49%
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS ENDED                       YEAR ENDED 10/31                       12/8/1997(c)
                                          4/30/03           ---------------------------------------------------         TO
                                        (UNAUDITED)            2002          2001          2000          1999        10/31/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS P SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $          10.78      $   13.02     $   16.45     $   16.19     $   14.53     $     14.24
                                      ================      =========     =========     =========     =========     ===========
Investment operations
  Net investment income                            .06(a)         .12(a)        .16(a)        .22(a)        .19(a)          .18
  Net realized and
    unrealized gain (loss)                         .59          (1.58)        (1.97)         2.02          2.63             .27
                                      ----------------      ---------     ---------     ---------     ---------     -----------
    Total from investment
      operations                                   .65          (1.46)        (1.81)         2.24          2.82             .45
                                      ----------------      ---------     ---------     ---------     ---------     -----------
Distributions to shareholders from:
  Net investment income                           (.10)          (.21)         (.23)         (.22)         (.21)           (.16)
  Net realized gain                               (.41)          (.57)        (1.39)        (1.76)         (.95)              -
                                      ----------------      ---------     ---------     ---------     ---------     -----------
    Total distributions                           (.51)          (.78)        (1.62)        (1.98)        (1.16)           (.16)
                                      ----------------      ---------     ---------     ---------     ---------     -----------
NET ASSET VALUE, END OF PERIOD        $          10.92      $   10.78     $   13.02     $   16.45     $   16.19     $     14.53
                                      ================      =========     =========     =========     =========     ===========

Total Return(b)                                   6.09%(d)     (12.31)%      (12.07)%       15.11%        20.51%           3.21%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .48%(d)        .92%          .87%          .89%          .88%            .76%(d)
  Expenses, excluding expense
    reductions                                     .48%(d)        .92%          .88%          .89%          .88%            .76%(d)
  Net investment income                            .60%(d)       1.01%         1.10%         1.30%         1.22%           1.21%(d)

                                      SIX MONTHS ENDED                       YEAR ENDED 10/31                       12/8/1997(c)
                                          4/30/03           ---------------------------------------------------          TO
SUPPLEMENTAL DATA:                       (UNAUDITED)           2002          2001          2000          1999        10/31/1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $        111,210      $  82,038     $  35,939     $  12,072     $   2,046     $     1,811
  Portfolio turnover rate                        21.20%         59.88%        77.18%        52.27%        62.30%          56.49%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS ENDED                       YEAR ENDED 10/31                       12/8/1997(c)
                                          4/30/03           ---------------------------------------------------          TO
                                        (UNAUDITED)            2002          2001          2000          1999        10/31/1998
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                  $          10.82      $   13.07     $   16.50     $   16.25     $   14.57     $     15.44
                                      ================      =========     =========     =========     =========     ===========
Investment operations
  Net investment income                            .09(a)         .18(a)        .22(a)        .30(a)        .26(a)          .15
  Net realized and
    unrealized gain (loss)                         .58          (1.59)        (1.97)         2.01          2.65            (.89)
                                      ----------------      ---------     ---------     ---------     ---------     -----------
    Total from investment
      operations                                   .67          (1.41)        (1.75)         2.31          2.91            (.74)
                                      ----------------      ---------     ---------     ---------     ---------     -----------
Distributions to shareholders from:
  Net investment income                           (.13)          (.27)         (.29)         (.30)         (.28)           (.13)
  Net realized gain                               (.41)          (.57)        (1.39)        (1.76)         (.95)              -
                                      ----------------      ---------     ---------     ---------     ---------     -----------
    Total distributions                           (.54)          (.84)        (1.68)        (2.06)        (1.23)           (.13)
                                      ----------------      ---------     ---------     ---------     ---------     -----------
NET ASSET VALUE, END OF PERIOD        $          10.95      $   10.82     $   13.07     $   16.50     $   16.25     $     14.57
                                      ================      =========     =========     =========     =========     ===========

Total Return(b)                                   6.27%(d)     (11.96)%      (11.64)%       15.52%        21.15%          (4.77)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .26%(d)       0.47%          .42%          .44%          .43%            .24%(d)
  Expenses, excluding expense
    reductions                                     .26%(d)       0.47%          .43%          .46%          .43%            .24%(d)
  Net investment income                            .82%(d)       1.46%         1.53%         1.96%         1.67%           1.03%(d)

                                      SIX MONTHS ENDED                       YEAR ENDED 10/31                       12/8/1997(c)
                                          4/30/03           ---------------------------------------------------          TO
SUPPLEMENTAL DATA:                      (UNAUDITED)            2002          2001          2000          1999        10/31/1998
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                      $        399,933      $ 274,454     $ 215,165     $  57,505     $  48,649     $    31,302
  Portfolio turnover rate                        21.20%         59.88%        77.18%        52.27%        62.30%          56.49%
==================================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENT-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $200 million             .50%
Next $300 million              .40%
Next $200 million             .375%
Next $200 million              .35%
Over $900 million              .30%

In addition, on January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A         CLASS B    CLASS C    CLASS P
------------------------------------------------------------------
Service                 .25%(1)         .25%       .25%       .20%
Distribution            .10%(2)(3)      .75%       .75%       .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(3) In addition, until January 1, 2003, the Fund paid an incremental marketing expense of approximately .03% of average daily net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended April 30, 2003:

DISTRIBUTOR COMMISSIONS            DEALERS' CONCESSIONS
-------------------------------------------------------
$  2,073,828                              $  12,176,698

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund and certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust Inc. ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the six months ended April 30, 2003 and the fiscal year ended October 31, 2002 are as follows:

                                         4/30/2003     10/31/2002
-----------------------------------------------------------------
Distributions paid from:
Ordinary income                      $  96,073,783  $ 193,813,560
Net long term capital gains            409,948,506    481,930,748
-----------------------------------------------------------------
Total taxable distributions          $ 506,022,289  $ 675,744,308
=================================================================

As of April 30, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                       $  12,131,812,059
----------------------------------------------------------------
Gross unrealized gain                                577,787,040
Gross unrealized loss                             (1,205,368,332)
----------------------------------------------------------------
   Net unrealized loss                         $    (627,581,292)
================================================================

The difference between book-basis and tax-basis unrealized losses is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned.

As of April 30, 2003, the value of securities loaned was $431,628,710. These loans are collateralized by cash of $467,767,666, which is invested in a restricted money market account. Expenses relating to securities lending of $304,939 are included in other expenses on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2003 are as follows:

PURCHASES                                     SALES
---------------------------------------------------
$  2,222,674,742                   $  2,381,876,610

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At April 30, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 2.5 billion shares of $.001 par value capital stock designated as follows: 1.6 billion Class A shares, 300 million Class B shares, 300 million Class C shares, 200 million Class P shares and 100 million Class Y shares.

                                                        SIX MONTHS ENDED                           YEAR ENDED
                                              APRIL 30, 2003 (UNAUDITED)                     OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES           AMOUNT              SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                               64,554,909    $    678,467,874      154,530,678    $  1,985,791,028
Reinvestment of distributions             31,838,755         342,824,267       35,811,414         474,104,332
Shares reacquired                        (58,894,334)       (613,263,810)     (98,355,276)     (1,197,966,897)
-------------------------------------------------------------------------------------------------------------
Increase                                  37,499,330    $    408,028,331       91,986,816    $  1,261,928,463
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                               10,375,568    $    109,649,755       26,951,189    $    349,435,410
Reinvestment of distributions              3,012,161          32,592,942        3,028,925          40,253,940
Shares reacquired                         (7,689,227)        (80,019,635)     (13,364,287)       (160,718,169)
-------------------------------------------------------------------------------------------------------------
Increase                                   5,698,502    $     62,223,062       16,615,827    $    228,971,181
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                               12,634,369    $    133,389,115       30,658,005    $    396,385,196
Reinvestment of distributions              1,655,492          17,880,436        1,562,363          20,626,528
Shares reacquired                         (6,593,468)        (68,815,837)     (10,710,317)       (128,846,872)
-------------------------------------------------------------------------------------------------------------
Increase                                   7,696,393    $     82,453,714       21,510,051    $    288,164,852
-------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                3,850,334    $     40,344,007        6,807,340    $     86,624,561
Reinvestment of distributions                156,349           1,680,536           88,620           1,164,268
Shares reacquired                         (1,428,715)        (14,811,288)      (2,047,345)        (24,886,026)
-------------------------------------------------------------------------------------------------------------
Increase                                   2,577,968    $     27,213,255        4,848,615    $     62,902,803
-------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                               11,760,204    $    120,809,088       10,474,378    $    134,182,556
Reinvestment of distributions              1,308,364          14,069,971        1,160,945          15,345,724
Shares reacquired                         (1,914,648)        (20,262,845)      (2,741,750)        (35,504,411)
-------------------------------------------------------------------------------------------------------------
Increase                                  11,153,920    $    114,616,214        8,893,573    $    114,023,869
-------------------------------------------------------------------------------------------------------------

HOUSEHOLDING
The Fund has adopted a policy that allows it to send only one copy of its prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]


                    This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
                         90 Hudson Street - Jersey City,
                              New Jersey 07302-3973


                                                                       LAA-3-403
Lord Abbett Affiliated Fund, Inc.                                         (6/03)

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of June 18, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
   (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.
   (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      ------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: June 18, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT AFFILIATED FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President



                                      /s/ Joan A. Binstock
                                      ------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: June 18, 2003